Note 2. LOAN PAYABLE - STOCKHOLDER	7 Months Ended
May 31, 2013
Related Party Transactions [Abstract]
Note 2. LOAN PAYABLE - STOCKHOLDER	Note 2. LOAN PAYABLE – STOCKHOLDER During 2013 a stockholder and officer of the Company advanced the Company $613 to pay for certain expenses. The loan bears no interest and is payable on demand.